Equity Method Investments (Tables)	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Summarized Results of Equity Method Investments
The below tables set forth the summarized results from these entities on a 100% basis for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31, 2024
In $ millions	Perfomex	Perfomex II
Revenue	118.4	9.2
Operating expenses	(115.7)	(8.3)
Net loss	—	(2.4)

	Year ended December 31, 2023
In $ millions	Perfomex	Perfomex II
Revenue	290.9	21.3
Operating expenses	(284.9)	(21.0)
Net income	3.8	5.7

	Year ended December 31, 2022
In $ millions	Perfomex	Perfomex II
Revenue	157.9	83.4
Operating expenses	(154.6)	(81.7)
Net income	—	2.4
Summarized balance sheets, on a 100% basis of the Company's equity method investees are as follows:

	As at December 31, 2024
In $ millions	Perfomex	Perfomex II
Cash and restricted cash (1)	5.0	—
Total current assets	192.3	16.2
Total non-current assets	18.8	2.1
Total assets	211.1	18.3
Total current liabilities	192.9	7.5
Total non-current liabilities	—	—
Equity	18.2	10.8
Total liabilities and equity	211.1	18.3

(1) As of December 31, 2024, Perfomex had restricted cash of $2.1 million.

	As at December 31, 2023
In $ millions	Perfomex	Perfomex II
Cash and restricted cash	11.4	0.5
Total current assets	271.4	35.1
Total non-current assets	12.3	2.1
Total assets	283.7	37.2
Total current liabilities	257.2	23.8
Total non-current liabilities	8.3	0.2
Equity	18.2	13.2
Total liabilities and equity	283.7	37.2
The following presents our investments in equity method investments as at December 31, 2024 and December 31, 2023:

In $ millions	Perfomex	Perfomex II	Total
Balance as of January 1, 2023	16.9	3.7	20.6
Funding received from shareholder loan (1)	(9.8)	—	(9.8)
Income on a percentage basis	2.0	2.9	4.9
Balance as of December 31, 2023	9.1	6.6	15.7
Loss on a percentage basis	—	(1.2)	(1.2)
Balance as of December 31, 2024	9.1	5.4	14.5
(1) During the year ended December 31, 2023, $9.8 million funding provided by shareholders loans was repaid by Perfomex, settling the outstanding balance.